SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Merchandise	$ 825	$ 777
Raw materials and consumable supplies	21,537	32,876
Finished Goods	4,856	5,024
Inventory reserves		(1,114)
Total	$ 27,218	$ 37,563